Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2017
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Central Index Key	dei_EntityCentralIndexKey	0000052136
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2017
Prospectus Date	rr_ProspectusDate	Jul. 01, 2017